Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Net Loss per Share

14. Net Loss per Share

asic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to common stockholders – basic and diluted	$(22,371)	$(5,104)	$(36,126)	$(11,534)

Denominator:
Weighted average common shares outstanding–basic and diluted	31,540,397	23,568,291	29,593,131	23,491,518
Net loss per share attributable common stockholders–basic and diluted	$(0.71)	$(0.22)	$(1.22)	$(0.49)

The Company’s potentially dilutive securities, which include stock options, convertible preferred stock, preferred and common stock warrants and convertible notes have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Six Months Ended
	June 30,
	2021		2020
Options to purchase common stock	57,173,375		28,348,557
Warrants to purchase common stock	2,789,589		1,440,991
Convertible preferred stock (as converted to common stock)	213,951,905		213,951,905
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	2,686,246		2,686,246
Unvested restricted stock units	765,000		—
Convertible notes (as converted to common stock)	10,028,000	*	—
	287,394,115		246,427,699

*Conversion feature is only triggered upon the closing of a Qualified Financing Event

13.     Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common stockholders – basic and diluted	$(27,392)	$(19,857)

Denominator:
Weighted average common shares outstanding – basic and diluted	23,625,483	22,655,763
Net loss per share attributable common stockholders – basic and diluted	$(1.16)	$(0.88)

The Company’s potentially dilutive securities, which include stock options, convertible preferred stock, preferred and common stock warrants and convertible notes have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2020	2019
Options to purchase common stock	49,679,554	29,488,684
Warrants to purchase common stock	2,440,991	700,000
Convertible preferred stock (as converted to common stock)	213,951,905	205,465,730
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	2,686,246	2,686,246
Convertible notes (as converted to common stock)	16,289,000	—
	285,047,696	238,340,660